Commitments and Contingencies (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Apr. 16, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Size of leased building		15,500
Operating lease price per foot		$ 17.50	$ 22.50
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		8.00%
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage		20.00%
Share-based compensation arrangement by share-based payment award, award vesting period (in years)	90 days	2 years
Defined Benefit Plan, Contributions by Employer		47,682	25,477
Capital Lease Obligations		61,667	77,865
General and Administrative Expense [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense		$ 263,000	$ 125,000